FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2023
Disclosure Of Fair Value Of Financial Instruments [Abstract]
FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS	FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS
Management has assessed that the fair values of cash and cash equivalents, pledged deposits, time deposits, financial assets included in prepayments, other receivables and other assets, trade receivables, trade payables and financial liabilities included in other payables and accruals approximate to their carrying amounts largely due to the short-term maturities of these instruments.
The Company’s finance department headed by the Corporate Controller is responsible for determining the policies and procedures for the fair value measurement of financial instruments. The finance department reports directly to the Corporate Controller. At December 31, 2023, the finance department analyzed the movements in the values of financial instruments and determined the major inputs applied in the valuation. The valuation was reviewed and approved by the finance manager. The valuation process and results are discussed with the directors once a year for annual financial reporting.
The fair values of the financial assets and liabilities are included at the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.
The following table illustrates the fair value measurement hierarchy of the Company’s financial instruments:
Asset measured at fair value:

As at December 31, 2023
	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	US$’000	US$’000	US$’000	US$’000
Financial assets at fair value through profit or loss	663	—	—	663

Asset measured at fair value:

December 31, 2022
	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	US$’000	US$’000	US$’000	US$’000
Financial assets at fair value through profit or loss	185,603	—	—	185,603
Financial assets measured at fair value consists of money market funds.
Liability measured at fair value:

December 31, 2022
	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	US$’000	US$’000	US$’000	US$’000
Warrant liability	—	67,000	—	67,000
The following table lists the inputs to the binominal model used for the fair value valuation of warrant liability:

December 31, 2022
Underlying stock price	$24.96
Volatility	62.3%
Risk free rate	3.8%-4.7%
Dividend	0%
During the year ended December 31, 2023 and 2022 there were no transfers of fair value measurements between Level 1 and Level 2 and no transfers into or out of Level 3 for both financial assets and financial liabilities.